Schedule of other reserves (Details) (Parenthetical) - USD ($)				12 Months Ended
	Jul. 01, 2021	Jun. 30, 2021	Aug. 07, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2023	Aug. 31, 2020	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Convertible securities, conversion price		$ 10.20	$ 10			$ 10.20			$ 10.20
Increase (decrease) through conversion of convertible instruments, equity		$ 20,500,000				$ 20,500,000
Increase (decrease) in number of shares outstanding, conversion of instruments		2,005,190
Share issue related cost				$ 400,000	100,000	2,800,000
Reserves for equity incentive costs				100,000	1,900,000
Increase (decrease) through equity instruments, equity, shares delivered to participants				100,000	$ 1,900,000
Number of convertible preference shares outstanding									2,473,367
Convertible preference, shares, face value, price per share			3						$ 3.00
Convertible preference shares, value, face value and accrued dividends									$ 11,059,348
Number of Instruments, Convertible Loan Notes Outstanding									2,473,367
Convertible loan notes, shares, face value, price per share			$ 7						$ 7.00
Convertible loan notes, value, face value and accrued dividends									$ 25,075,203
Equity Instruments, Quarterly Interest Rate			7.00%		7.00%
Number of convertible loan notes and preference shares converted to preference shares			426,528
Issued capital		$ 222,000		$ 308,000	$ 256,000	222,000	$ 387,000
Issued capital						26,708
Dividends paid						$ 11,447
Number of convertible loan notes and preference shares converted to ordinary shares		2,005,190
Aevitas Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at end of period		426,528				426,528		426,528
Issued capital		$ 3,208,922				$ 3,208,922		$ 4,265,280
Dividends paid						121,905
Dividends recognised as distributions to non-controlling interests						$ 185,480
Par value per share		$ 10				$ 10
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Convertible securities, conversion price		$ 10.20				$ 10.20
Increase (decrease) in number of shares outstanding, conversion of instruments	2,005,190					2,005,190